Financial Instruments and Risk Management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	£ 135	£ 217
Assets	765	735
Assets at fair value	900	952
Liabilities	468	516
Liabilities at fair value	468	516
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	78	141
Assets at fair value	78	141
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	765	735
Liabilities at fair value	468	516
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	57	76
Assets at fair value	57	76
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	180	187
Liabilities	255	181
Interest Rate Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	180	187
Liabilities	255	181
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	305	431
Liabilities	84	56
Cross-Currency Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	305	431
Liabilities	84	56
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	280	117
Liabilities	129	279
Forward Foreign Currency Contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	280	117
Liabilities	£ 129	£ 279